Borrowings - Effective weighted-average interest rates of borrowings (Detail)	Mar. 31, 2018	Mar. 31, 2017
Schedule of Borrowings [Line Items]
Short-term borrowings	0.55%	1.20%
Long-term borrowings	1.13%	0.90%
Fixed-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	1.25%	1.03%
Floating-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	1.19%	1.26%
Index / Equity-linked obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	0.79%	0.37%